Property, plant and equipment - Disposal of property, plant and equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Gain on Warranty	$ 0	$ 0	$ 920	$ 0
Gain/(loss) on disposal of property, plant and equipment	(672)	5	167	16
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Gain/(loss) on disposal of property, plant and equipment	$ (672)	$ 5	$ (753)	$ 16